Financial Risk Management (Details) - Schedule of profit and loss and other comprehensive income - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Low credit risk [Member]
Financial Risk Management (Details) - Schedule of profit and loss and other comprehensive income [Line Items]
Cash and cash equivalents	$ 8,758	$ 26,142
Other financial assets	330	59,801
Moderate credit risk [Member]
Financial Risk Management (Details) - Schedule of profit and loss and other comprehensive income [Line Items]
Trade receivables		395,585
Other receivables	$ 50,939,090	$ 35,572,982